Financial Instruments and Risks - Exchange Risk Sensitivity Analysis (Details) - Exchange rate risk - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Possible Increase of 25%
Financial Instruments and Risks
Effect on Income		R$ (10,945,465)
Remote Increase of 50%
Financial Instruments and Risks
Effect on Income		R$ (22,294,390)
Cash and cash equivalents | Probable
Financial Instruments and Risks
Risk exposure	R$ 1,143,968
Cash and cash equivalents | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	285,992
Cash and cash equivalents | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	571,984
Trade accounts receivable | Probable
Financial Instruments and Risks
Risk exposure	1,661,108
Trade accounts receivable | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	415,277
Trade accounts receivable | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	830,554
Trade accounts payable | Probable
Financial Instruments and Risks
Risk exposure	(72,680)
Trade accounts payable | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(18,170)
Trade accounts payable | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	(36,340)
Loans and financing | Probable
Financial Instruments and Risks
Risk exposure	(26,384,721)
Loans and financing | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(6,596,180)
Loans and financing | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	(13,192,361)
Liabilities for assets acquisitions | Probable
Financial Instruments and Risks
Risk exposure	(333,049)
Liabilities for assets acquisitions | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(83,262)
Liabilities for assets acquisitions | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	(166,524)
Derivatives Non Deliverable Forward ("NDF") | Probable
Financial Instruments and Risks
Risk exposure	17,041
Derivatives Non Deliverable Forward ("NDF") | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(137,748)
Derivatives Non Deliverable Forward ("NDF") | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	(275,191)
Derivatives Swap | Probable
Financial Instruments and Risks
Risk exposure	(853,141)
Derivatives Swap | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(2,458,607)
Derivatives Swap | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	(4,915,329)
Derivatives Options | Probable
Financial Instruments and Risks
Risk exposure	(134,784)
Derivatives Options | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income	(2,352,766)
Derivatives Options | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income	R$ (5,111,182)